CARE AND MAINTENANCE (Tables)	12 Months Ended
Dec. 31, 2020
Care And Maintenance [Abstract]
Disclosure of detailed information about care and maintenance [Table Text Block]
December 31,
2020

Depreciation and depletion	$214
Salaries, wages and benefits	2,473
Direct general and administrative	2,546
$5,233